Derivative Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer	12 months	12 months
Maximum Length of Time Hedged in Cash Flow Hedge	2 years	2 years 6 months
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	$ 945.0	$ 945.0
Derivative Effective Date		Mar. 31, 2015
Derivative, Forward Effective Date	Mar. 31, 2015
Derivative, Term of Contract	30 months	30 months
Derivative, Maturity Date	Sep. 29, 2017	Sep. 29, 2017
Debt Instrument Interest Reference Rate - Minimum	1.25%	1.25%
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0.0	$ 0.0
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 11.5	$ 10.5